Income Taxes - Change in Tax rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate					(27.00%)	(25.50%)	(24.00%)
Adjustment to tax expense					$ (130,413)	$ 99,497	$ 201,205
Colombia
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate	30.00%	31.00%	32.00%	33.00%
Adjustment to tax expense					$ 4,662